DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

15. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Company uses derivative instruments to manage commodity price risk. The Company enters into derivatives to economically hedge its exposure against adverse fluctuations of commodity prices. Generally, derivative instruments are recorded at fair value in other current assets or current liabilities in the Company’s consolidated balance sheets.

The Company’s current assets and liabilities that were accounted for at fair value:

	As of December 31,
	2023	2024
	US$’000	US$’000
Current Asset
Unrealized gain on commodity future contracts	–	–
Current Liability
Unrealized loss on commodity future contracts	–	14

The Company estimates fair values based on exchange quoted prices from broker market transactions. In such cases, these derivative contracts are classified within Level 2.

The Effect of Derivative Instruments on the Consolidated Statements of Income

The table below summarizes the net effect of derivative instruments on the consolidated statements of income for the years ended December 31, 2022, 2023 and 2024.

	Years ended December 31,
	2022	2023	2024
	US$’000	US$’000	US$’000
Income statement classification
Cost of revenues	(55)	831	(27)